Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2019
Class of Stock [Line Items]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The Company’s financial assets and liabilities measured at fair value on a recurring basis, consisted of the following instruments as of the following dates:
	June 30,	December 31,
	2019	2018
RPC options	$2,370,507	$1,842,424

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Fair value of liabilities related to stock options
Balance at December 31, 2017	$5,081,335

Changes in values of liabilities related to options	(2,792,974)

Balance at June 30, 2018	$2,288,361

Fair value of liabilities related to stock options
Balance at December 31, 2018	$1,842,424

Changes in values of liabilities related to options	528,083

Balance at June 30, 2019	$2,370,507